Mineral Properties	9 Months Ended
Mar. 31, 2012
Mineral Properties [Abstract]
Mineral Properties
8.	Mineral Properties:

The Company has capitalized acquisition costs on mineral properties as follows:

	March 31, 2012	June 30, 2011
Iris Royalty	50,000	50,000
Morelos	−	100,000
San Miguel Project	21,992,263	21,992,263
Sleeper	25,891,490	24,827,490
Mill Creek	2,096,616	2,096,616
Spring Valley	385,429	385,429
Reese River	64,061	64,061
	$50,479,859	$49,515,859

During the three month period ended March 31, 2012, the Company decided it would not make the required bi-annual mineral concession payments to the Mexican Government for its interest in the Morelos property.  As a result, the value the Company has recorded for its interest in the Morelos property has been written off  a loss of $100,000 has been recorded the statement of operations.

During the nine month period ended March 31, 2012, the Company purchased mineral claims that are related to the Sleeper Gold Project for shares in the Company's common stock.  The fair value of the shares issued were $964,000.

During the nine month period ended March 31, 2012, the Company made a payment for $100,000 towards a previously purchased mineral claim that is part of the Sleeper Gold Project.